Goodwill And Other Intangible Assets	9 Months Ended
Sep. 26, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Other Intangible Assets
5.	GOODWILL AND OTHER INTANGIBLE ASSETS
The following presents changes to goodwill for the period indicated:

For the thirty- nine weeks ended September 26, 2021
Balance at December 31, 2020	$359,099
Advance Engine Management acquisition	17,426
Classic Instruments acquisition	4,912
Measurement period adjustments*	423

Balance at September 26, 2021	$381,860

*	See Note 2, “ Business Combination and Acquisitions - Simpson Performance Products, Inc. and Advance Engine Management Inc. ”
Goodwill represents the premium paid over the fair value of the net tangible and identifiable intangible assets acquired in the Company’s business combinations. The measurement period for the valuation of assets acquired and liabilities assumed ends as soon as information on the facts and circumstances that existed as of the acquisition date becomes available, not to exceed 12 months. Adjustments in purchase price allocations may require a change in the amounts allocated to goodwill during the periods in which the adjustments are determined.
Intangible assets consisted of the following:

	September 26, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Finite-lived intangible assets:
Customer relationships	$259,907	$(29,878)	$230,029
Tradenames	13,775	(3,906)	9,869
Technology	26,673	(8,469)	18,204

Total finite-lived intangible assets	$300,355	$(42,253)	$258,102
Indefinite-lived intangible assets:
Tradenames	$163,768	—	$163,768

	December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Finite-lived intangible assets:
Customer relationships	$245,274	$(21,819)	$223,455
Tradenames	13,775	(3,369)	10,406
Technology	24,595	(6,674)	17,921

Total finite-lived intangible assets	$283,644	$(31,862)	$251,782
Indefinite-lived intangible assets:
Tradenames	$152,740	—	$152,740
The following outlines the estimated future amortization expense related to intangible assets held as of September 26, 2021:

2021 (excluding the thirty-nine weeks ended September 26, 2021)	$3,573
2022	14,202
2023	14,039
2024	13,226
2025	13,189
Thereafter	199,873

Total	$258,102